Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of Inventory

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Wireless devices and accessories	199	202
Merchandise and other	228	230
Total inventory	427	432